Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses [Abstract]
Summary of Prepaid Expenses

	2025	2024
Prepaid financing expenses	2,613	2,312
Prepaid selling and marketing expenses	1,176	1,264
Prepaid insurance expenses	549	555
Other	4,270	5,271
Total	8,608	9,402